Income Taxes, Components of Deferred Income Tax (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating loss (NOL) carryforwards	$ 167	$ 145
Stock-based compensation	42	62
Compensation and benefits - other	9	35
Deferred rent	21	23
Other	70	73
Total deferred tax assets	309	338
Less valuation allowance	(147)	(122)
Net deferred tax assets	162	216
Deferred tax liabilities
Property, plant and equipment	368	639
Licenses/intangibles	221	325
Partnership investments	123	173
Total deferred tax liabilities	712	1,137
Net deferred income tax liability	550	921
Deferred income tax liability, net
Deferred tax liabilities
Net deferred income tax liability	552	922
Other assets and deferred charges (Non-current portion)
Deferred tax liabilities
Net deferred income tax liability	$ (2)	$ (1)